Cost of goods sold and services rendered (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of goods sold and services rendered
As of December 31, 2020:

	2020
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finish goods at the beginning of 2020 (Note 20)	17,830	5,805	4,779	—	36,864	65,278
Cost of production of manufactured products (Note 6)	44,074	79,507	102,933	—	285,627	512,141
Purchases	3,648	—	—	—	6,088	9,736
Agricultural produce	137,204	—	15,546	1,962	—	154,712
Transfer to raw material	(46,192)	(4,256)	—	—	—	(50,448)
Direct agricultural selling expenses	16,467	—	—	—	—	16,467
Tax recoveries (i)	—	—	—	—	(21,765)	(21,765)
Changes in net realizable value of agricultural produce after harvest	7,007	—	(2)	—	—	7,005
Finished goods at the end of December 31, 2020 (Note 20)	(30,267)	(5,970)	(6,489)	—	(34,315)	(77,041)
Exchange differences	(521)	(1,256)	(760)	—	(1,602)	(4,139)
Cost of goods sold and services rendered, and direct agricultural selling expenses	149,250	73,830	116,007	1,962	270,897	611,946

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2019:

	2019
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2019	29,144	9,507	1,170	—	39,937	79,758
Cost of production of manufactured products (Note 6)	33,952	66,386	68,851	—	354,964	524,153
Purchases	21,715	3,095	—	—	44,577	69,387
Agricultural produce	108,732	—	12,146	3,452	—	124,330
Transfer to raw material	(35,757)	—	—	—	—	(35,757)
Direct agricultural selling expenses	15,752	—	—	—	—	15,752
Tax recoveries (i)	—	—	—	—	(32,995)	(32,995)
Changes in net realizable value of agricultural produce after harvest	1,825	—	—	—	—	1,825
Finished goods at the end of December 31, 2019 (Note 20)	(17,830)	(5,805)	(4,779)	—	(36,864)	(65,278)
Exchange differences	(1,023)	768	(694)	—	(9,053)	(10,002)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,510	73,951	76,694	3,452	360,566	671,173
(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2018:

	2018
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2018	21,146	8,476	—	—	32,266	61,888
Adjustment of opening net book amount for the application of IAS 29	42	1,354	—	—	—	1,396
Cost of production of manufactured products (Note 6)	17,930	61,600	7,546	36	349,495	436,607
Purchases	63,533	15,540	872	—	43,531	123,476
Agricultural produce	104,941	—	20,879	1,277	—	127,097
Transfer to raw material	(24,375)	—	—	—	—	(24,375)
Direct agricultural selling expenses	12,629	—	—	—	—	12,629
Tax recoveries (i)	—	—	—	—	(32,380)	(32,380)
Changes in net realizable value of agricultural produce after harvest	(909)	—	—	—	—	(909)
Finished goods at the end of December 31, 2018	(29,144)	(9,507)	(1,170)	—	(39,937)	(79,758)
Exchange differences	(8,857)	(2,490)	—	—	(4,359)	(15,706)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,936	74,973	28,127	1,313	348,616	609,965

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.